GENERAL (Details) (USD $)					1 Months Ended
	Dec. 31, 2010 Vessels	Apr. 30, 2003	Dec. 31, 2011 Golar LNG Partners	Apr. 27, 2012 Subsequent event Newbuildings	Mar. 31, 2012 Subsequent event Bonds Issuance of debt	Dec. 31, 2011 John Fredriksen	Dec. 31, 2010 John Fredriksen	Dec. 31, 2011 LNG carrier	Dec. 31, 2011 FSRU	Jan. 31, 2012 FSRU Subsequent event	Dec. 31, 2011 Vessels and equipment Vessels	Apr. 30, 2003 Vessels and equipment Vessels	Dec. 31, 2011 Vessels and equipment LNG carrier Vessels	Dec. 31, 2011 Vessels and equipment LNG carrier Golar LNG Partners Vessels	Dec. 31, 2011 Vessels and equipment FSRU Vessels	Dec. 31, 2011 Vessels and equipment FSRU Golar LNG Partners Vessels
Ownership interests:
Ownership interest percentage						46.00%	45.80%
Number of operated shipping vessels											12
Number of leased shipping vessels	3										3	5	3
Number of owned shipping vessels	9										9			2	8	3
Ownership interest percentage in shipping vessel			100.00%					60.00%	50.00%
Ownership interest percentage in shipping vessel, additional percentage acquired										50.00%
Percentage ownership in subsidiary		100.00%	65.00%
Value of additional facilities required to meet commitments				$ 2,400,000,000
Number of unfinanced newbuildings				13
Proceeds from issuance of convertible bonds					$ 250,000,000